CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (DEFICIT) (USD $)	Total	Warrant	Stock Option	Related Parties	Related Party A	Related Party B	Common Stock	Common Stock Warrant	Common Stock Stock Option	Common Stock Related Parties	Common Stock Related Party A	Common Stock Related Party B	Common Stock Issuable	Additional Paid-in Capital	Additional Paid-in Capital Warrant	Additional Paid-in Capital Stock Option	Additional Paid-in Capital Related Parties	Additional Paid-in Capital Related Party A	Additional Paid-in Capital Related Party B	Deficit Accumulated During the Exploration Stage
Beginning Balance at Nov. 06, 1998
Common stock issued for cash (in shares)							272,000			4,000,000
Common stock issued for cash	$ 85,000			$ 5,000			$ 272			$ 4,000				$ 84,728			$ 1,000
Net loss	(7,470)																			(7,470)
Ending Balance at Mar. 31, 1999	82,530						4,272							85,728						(7,470)
Ending Balance (in shares) at Mar. 31, 1999							4,272,000
Net loss	(16,185)																			(16,185)
Ending Balance at Mar. 31, 2000	66,345						4,272							85,728						(23,655)
Ending Balance (in shares) at Mar. 31, 2000							4,272,000
Net loss	(171,793)																			(171,793)
Ending Balance at Mar. 31, 2001	(105,448)						4,272							85,728						(195,448)
Ending Balance (in shares) at Mar. 31, 2001							4,272,000
Common stock issued for cash (in shares)							2,000,000
Common stock issued for cash	250,000						2,000							248,000
Net loss	(144,541)																			(144,541)
Ending Balance at Mar. 31, 2002	11						6,272							333,728						(339,989)
Ending Balance (in shares) at Mar. 31, 2002							6,272,000
Common stock issued for cash (in shares)											480,500	240,000
Common stock issued for cash					48,050	24,000					481	240						47,569	23,760
Cancellation of previously issued common stock, February 4, 2003 (in shares)												(240,000)
Cancellation of previously issued common stock, February 4, 2003						(24,000)						(240)							(23,760)
Net loss	(149,933)																			(149,933)
Ending Balance at Mar. 31, 2003	(101,872)						6,753							381,297						(489,922)
Ending Balance (in shares) at Mar. 31, 2003							6,752,500
Net loss	(70,132)																			(70,132)
Ending Balance at Mar. 31, 2004	(172,004)						6,753							381,297						(560,054)
Ending Balance (in shares) at Mar. 31, 2004							6,752,500
Net loss	(59,494)																			(59,494)
Ending Balance at Mar. 31, 2005	(231,498)						6,753							381,297						(619,548)
Ending Balance (in shares) at Mar. 31, 2005							6,752,500
Common stock issued upon exercise of stock option, at $0.65 per share, October 7, 2005 (in shares)									10,000
Common stock issued upon exercise of stock option, at $0.65 per share, October 7, 2005			6,500						10							6,490
Stock-based compensation expense	785,536													785,536
Common stock issued upon exercise of warrants (in shares)								624,000
Common stock issued upon exercise of warrants		156,000						624							155,376
Net loss	(842,155)																			(842,155)
Ending Balance at Mar. 31, 2006	(125,617)						7,387							1,328,699						(1,461,703)
Ending Balance (in shares) at Mar. 31, 2006							7,386,500
Stock-based compensation expense	54,443													54,443
Net loss	(224,862)																			(224,862)
Ending Balance at Mar. 31, 2007	(296,036)						7,387							1,383,142						(1,686,565)
Ending Balance (in shares) at Mar. 31, 2007							7,386,500
Common stock issuable	1,259,000												1,259,000
Net loss	(411,934)																			(411,934)
Ending Balance at Mar. 31, 2008	551,030						7,387						1,259,000	1,383,142						(2,098,499)
Ending Balance (in shares) at Mar. 31, 2008							7,386,500
Stock-based compensation expense	12,235													12,235
Common stock and warrants issued for cash (in shares)							820,002
Common stock and warrants issued for cash	1,141,000						820						(1,259,000)	2,399,180
Common stock issued upon exercise of warrants (in shares)								243,335
Common stock issued upon exercise of warrants		730,000						243							729,757
Net loss	(1,227,825)																			(1,227,825)
Ending Balance at Mar. 31, 2009	1,206,440						8,450							4,524,314						(3,326,324)
Ending Balance (in shares) at Mar. 31, 2009							8,449,837
Stock-based compensation expense	19,758													19,758
Cumulative adjustment upon adoption of ASC 815-40 (Accounting Standards Update 2010-11)	(65,635)													(749,667)						684,032
Net loss	(261,758)																			(261,758)
Ending Balance at Mar. 31, 2010	898,805						8,450							3,794,405						(2,904,050)
Ending Balance (in shares) at Mar. 31, 2010							8,449,837
Stock-based compensation expense	11,438													11,438
Net loss	(183,666)																			(183,666)
Ending Balance at Mar. 31, 2011	726,577						8,450							3,805,843						(3,087,716)
Ending Balance (in shares) at Mar. 31, 2011							8,449,837
Rounding due to reverse one-for-five stock split effective June 27, 2011							9
Stock-based compensation expense	3,819													3,819
Reversal of stock-based compensation expense	(16,182)													(16,182)
Common stock issued for purchase of oil and gas lease on July 29, 2011 (in shares)							1,800,000
Common stock issued for purchase of oil and gas lease on July 29, 2011	1,818,000						1,800							1,816,200
Common stock and warrants issued for cash (in shares)							1,174,785
Common stock and warrants issued for cash	704,870						1,175							703,695
Common stock and warrants issued for acquisition of subsidiary on March 30, 2012 ( in shares)													8,870,000
Common stock and warrants issued for acquisition of subsidiary on March 30, 2012	24,387,356												8,870	24,378,486
Net loss	(534,222)																			(534,222)
Ending Balance at Mar. 31, 2012	27,090,218						11,425						8,870	30,691,861						(3,621,938)
Ending Balance (in shares) at Mar. 31, 2012							11,424,631						8,870,000
Common stock issuable (in shares)							8,870,000						(8,870,000)
Common stock issuable							8,870						(8,870)
Stock-based compensation expense	45,581													45,581
Net loss	(336,664)																			(336,664)
Ending Balance at Jun. 30, 2012	$ 26,799,135						$ 20,295							$ 30,737,442						$ (3,958,602)
Ending Balance (in shares) at Jun. 30, 2012							20,294,631